Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity
Schedule of authorized shares

	Shares
	Fixed	Variable
	Class I	Class II	Total shares
Series A shares (1)	10,478	1,077,914,326	1,077,924,804
Series B shares (1)	13,702	88,038,171	88,051,873
	24,180	1,165,952,497	1,165,976,677
Treasury shares (Note 17)	—	(19,020,202)	(19,020,202)	(1)
	24,180	1,146,932,295	1,146,956,475

(1)The number of forfeited shares as of December 31, 2020 were 327,217, which are include in treasury shares.

	Shares
	Fixed	Variable
	Class I	Class II	Total shares
Series A shares (1)	10,478	923,814,326	923,824,804
Series B shares (1)	13,702	88,038,171	88,051,873
	24,180	1,011,852,497	1,011,876,677
Treasury shares (Note 17)	—	(15,136,057)	(15,136,057)	(1)
	24,180	996,716,440	996,740,620

(1)The number of forfeited shares as of December 31, 2019 were 294,541, which are include in treasury shares.

Schedule of basic and diluted earnings (loss) per share

	At December 31,
					2018
	2020		2019		(Adjusted)
Net (loss) income for the period	Ps.	(4,293,791)	Ps.	2,639,063	Ps.	(942,882)
Weighted average number of shares outstanding (in thousands):
Basic		1,021,561		1,011,877		1,011,877
Diluted		1,021,561		1,011,877		1,011,877
EPS - LPS:
Basic		(4.203)		2.608		(0.932)
Diluted		(4.203)		2.608		(0.932)